Taxes on Income (Income Before Income Taxes and Income Taxes Expense (Benefit) Included in the Consolidated Statements of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taxes on Income [Abstract]
Income before income taxes, Israel	$ 16,857	$ 10,086	$ 8,899
Income before income taxes, foreign jurisdiction	1,125	695	11
Income before income taxes	17,982	10,781	8,910
Current taxes, Israel	949	784	619
Current taxes, foreign jurisdiction	479	116
Current taxes	1,428	900	619
Tax (benefits) expenses relating to prior years, Israel	29	(12)	(38)
Deferred taxes, Israel	(552)	(3)	73
Deferred taxes, foreign jurisdiction		25	13
Deferred taxes	(552)	22	86
Income tax expense	$ 905	$ 910	$ 667